Non-Hedge Derivative Gain (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	24	67

The net gain recorded in the six months ended June 30, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	318	113